Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

March 31, 2019

VIPBAL-QTLY-0519
1.799884.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.4%
	Shares	Value
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,007,271	$31,588,019
CenturyLink, Inc.	93,300	1,118,667
		32,706,686
Entertainment - 1.3%
Activision Blizzard, Inc.	225,567	10,270,066
Electronic Arts, Inc. (a)	102,900	10,457,727
Netflix, Inc. (a)	50,000	17,828,000
Take-Two Interactive Software, Inc. (a)	17,700	1,670,349
The Walt Disney Co.	159,700	17,731,491
		57,957,633
Interactive Media & Services - 3.5%
Alphabet, Inc.:
Class A (a)	17,962	21,139,298
Class C (a)	58,749	68,930,789
ANGI Homeservices, Inc. Class A (a)	241,913	3,735,137
Facebook, Inc. Class A (a)	282,604	47,107,261
Momo, Inc. ADR	129,400	4,948,256
Tencent Holdings Ltd.	40,600	1,867,105
TripAdvisor, Inc. (a)	12,300	632,835
Twitter, Inc. (a)	84,000	2,761,920
		151,122,601
Media - 0.7%
Charter Communications, Inc. Class A (a)	4,000	1,387,640
Comcast Corp. Class A	602,290	24,079,554
Liberty Broadband Corp. Class A (a)	24,500	2,245,180
MDC Partners, Inc. Class A (a)	263,221	592,247
		28,304,621
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	30,500	710,040
T-Mobile U.S., Inc. (a)	167,703	11,588,277
		12,298,317

TOTAL COMMUNICATION SERVICES		282,389,858

CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
Aptiv PLC	68,500	5,445,065
Distributors - 0.1%
LKQ Corp. (a)	150,300	4,265,514
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	68,200	2,202,178
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	112,700	3,330,285
Cedar Fair LP (depositary unit)	74,200	3,904,404
Compass Group PLC	392,100	9,225,492
Dunkin' Brands Group, Inc.	42,800	3,214,280
Marriott International, Inc. Class A	69,091	8,642,593
McDonald's Corp.	143,400	27,231,660
Sea Ltd. ADR (a)	201,900	4,748,688
Starbucks Corp.	114,890	8,540,923
U.S. Foods Holding Corp. (a)	232,100	8,102,611
Wyndham Hotels & Resorts, Inc.	91,577	4,577,934
		81,518,870
Household Durables - 0.2%
Lennar Corp. Class A	151,300	7,427,317
Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	32,000	5,838,400
Amazon.com, Inc. (a)	49,210	87,630,708
Meituan Dianping Class B	729,300	4,914,677
Naspers Ltd. Class N	2,600	605,908
The Booking Holdings, Inc. (a)	5,000	8,724,550
		107,714,243
Leisure Products - 0.1%
Mattel, Inc. (a)(b)	238,400	3,099,200
Media - 0.0%
MultiChoice Group Ltd. (a)	2,600	21,750
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	93,800	9,852,752
Specialty Retail - 1.7%
Home Depot, Inc.	171,608	32,929,859
Lowe's Companies, Inc.	144,500	15,818,415
O'Reilly Automotive, Inc. (a)	16,200	6,290,460
The Children's Place Retail Stores, Inc.	18,700	1,819,136
TJX Companies, Inc.	325,180	17,302,828
		74,160,698
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	119,030	10,023,516
Pinduoduo, Inc. ADR	29,600	734,080
Prada SpA	493,100	1,466,746
PVH Corp.	26,400	3,219,480
Tapestry, Inc.	127,600	4,145,724
		19,589,546

TOTAL CONSUMER DISCRETIONARY		315,297,133

CONSUMER STAPLES - 4.6%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	47,662	8,356,578
Keurig Dr. Pepper, Inc.	78,317	2,190,526
Monster Beverage Corp. (a)	114,626	6,256,287
PepsiCo, Inc.	70,600	8,652,030
The Coca-Cola Co.	604,486	28,326,214
		53,781,635
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	18,500	4,479,590
Kroger Co.	33,600	826,560
Sysco Corp.	79,200	5,287,392
Walgreens Boots Alliance, Inc.	32,820	2,076,521
Walmart, Inc.	74,100	7,226,973
		19,897,036
Food Products - 0.7%
Bunge Ltd.	60,728	3,222,835
Conagra Brands, Inc.	134,200	3,722,708
Mondelez International, Inc.	367,900	18,365,568
The Kraft Heinz Co.	109,500	3,575,175
The Simply Good Foods Co. (a)	71,300	1,468,067
		30,354,353
Household Products - 1.0%
Colgate-Palmolive Co.	209,444	14,355,292
Energizer Holdings, Inc.	22,700	1,019,911
Procter & Gamble Co.	282,400	29,383,720
		44,758,923
Personal Products - 0.3%
Coty, Inc. Class A	337,904	3,885,896
Estee Lauder Companies, Inc. Class A	34,792	5,759,816
Unilever NV (Certificaten Van Aandelen) (Bearer)	79,300	4,623,303
		14,269,015
Tobacco - 0.8%
Altria Group, Inc.	229,308	13,169,158
British American Tobacco PLC sponsored ADR	74,849	3,122,700
Philip Morris International, Inc.	226,456	20,016,446
		36,308,304

TOTAL CONSUMER STAPLES		199,369,266

ENERGY - 3.4%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	201,900	5,596,668
Hess Midstream Partners LP	52,300	1,108,760
Liberty Oilfield Services, Inc. Class A	80,400	1,237,356
NCS Multistage Holdings, Inc. (a)	200,500	1,038,590
Oceaneering International, Inc. (a)	60,700	957,239
Schlumberger Ltd.	23,600	1,028,252
		10,966,865
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	185,349	8,429,673
Black Stone Minerals LP	97,100	1,712,844
BP PLC sponsored ADR	123,107	5,382,238
Cabot Oil & Gas Corp.	128,560	3,355,416
Chevron Corp.	85,000	10,470,300
ConocoPhillips Co.	56,600	3,777,484
Devon Energy Corp.	313,600	9,897,216
Diamondback Energy, Inc.	27,600	2,802,228
EOG Resources, Inc.	145,100	13,810,618
Exxon Mobil Corp.	180,600	14,592,480
HollyFrontier Corp.	62,400	3,074,448
Magnolia Oil & Gas Corp.	115,000	1,380,000
Magnolia Oil & Gas Corp. Class A (a)	151,600	1,819,200
Noble Energy, Inc.	234,500	5,799,185
Parsley Energy, Inc. Class A (a)	139,700	2,696,210
Phillips 66 Co.	104,226	9,919,188
Pioneer Natural Resources Co.	48,800	7,431,264
PrairieSky Royalty Ltd.	109,834	1,479,412
Reliance Industries Ltd.	335,973	6,620,152
Suncor Energy, Inc.	245,380	7,952,563
Targa Resources Corp.	40,400	1,678,620
Valero Energy Corp.	81,300	6,896,679
Viper Energy Partners LP	41,400	1,372,824
Whiting Petroleum Corp. (a)	38,500	1,006,390
		133,356,632

TOTAL ENERGY		144,323,497

FINANCIALS - 8.4%
Banks - 3.6%
Bank of America Corp.	1,443,587	39,828,565
Citigroup, Inc.	487,054	30,304,500
First Horizon National Corp.	451,800	6,316,164
Huntington Bancshares, Inc.	1,450,538	18,392,822
KB Financial Group, Inc.	16,800	620,243
KeyCorp	508,800	8,013,600
M&T Bank Corp.	25,400	3,988,308
PNC Financial Services Group, Inc.	66,900	8,205,954
Signature Bank	40,000	5,122,800
SunTrust Banks, Inc.	102,000	6,043,500
Wells Fargo & Co.	573,800	27,726,016
		154,562,472
Capital Markets - 1.5%
Cboe Global Markets, Inc.	92,725	8,849,674
E*TRADE Financial Corp.	355,100	16,487,293
Goldman Sachs Group, Inc.	15,800	3,033,442
Morgan Stanley	270,900	11,431,980
Northern Trust Corp.	81,800	7,395,538
State Street Corp.	108,900	7,166,709
TD Ameritrade Holding Corp.	84,600	4,229,154
Virtu Financial, Inc. Class A	148,300	3,522,125
		62,115,915
Consumer Finance - 1.6%
360 Finance, Inc. ADR (b)	82,800	1,283,400
Ally Financial, Inc.	47,100	1,294,779
American Express Co.	63,500	6,940,550
Capital One Financial Corp.	442,358	36,136,225
Imperial Holdings, Inc. warrants 4/11/19 (a)	6,565	0
LexinFintech Holdings Ltd. ADR (a)	217,000	2,278,500
OneMain Holdings, Inc.	392,329	12,456,446
PPDAI Group, Inc. ADR (a)	123,487	466,781
SLM Corp.	379,752	3,763,342
Synchrony Financial	186,900	5,962,110
		70,582,133
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class A (a)	11	3,313,365
Kimbell Royalty Partners LP	105,100	1,920,177
		5,233,542
Insurance - 1.6%
American International Group, Inc.	340,900	14,679,154
Hartford Financial Services Group, Inc.	93,100	4,628,932
Marsh & McLennan Companies, Inc.	115,497	10,845,168
MetLife, Inc.	391,800	16,678,926
RSA Insurance Group PLC	235,100	1,554,914
The Travelers Companies, Inc.	57,500	7,886,700
Willis Group Holdings PLC	73,502	12,910,626
		69,184,420

TOTAL FINANCIALS		361,678,482

HEALTH CARE - 9.5%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	132,050	17,850,519
Amgen, Inc.	95,704	18,181,846
Biogen, Inc. (a)	6,191	1,463,429
Celgene Corp. (a)	55,600	5,245,304
Global Blood Therapeutics, Inc. (a)	44,169	2,337,865
Immunomedics, Inc. (a)	91,600	1,759,636
Sarepta Therapeutics, Inc. (a)	37,800	4,505,382
Vertex Pharmaceuticals, Inc. (a)	106,300	19,553,885
		70,897,866
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	375,200	29,993,488
Baxter International, Inc.	111,600	9,074,196
Becton, Dickinson & Co.	105,500	26,346,515
Boston Scientific Corp. (a)	834,580	32,031,180
Danaher Corp.	55,600	7,340,312
Hologic, Inc. (a)	126,200	6,108,080
Intuitive Surgical, Inc. (a)	32,300	18,429,734
Wright Medical Group NV (a)	200,200	6,296,290
		135,619,795
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	24,400	1,940,288
DaVita HealthCare Partners, Inc. (a)	106,700	5,792,743
Elanco Animal Health, Inc.	98,900	3,171,723
HCA Holdings, Inc.	109,900	14,328,762
Humana, Inc.	58,200	15,481,200
Molina Healthcare, Inc. (a)	89,900	12,762,204
UnitedHealth Group, Inc.	198,489	49,078,390
		102,555,310
Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	100,017	27,376,653
Pharmaceuticals - 1.7%
Allergan PLC	41,523	6,079,382
AstraZeneca PLC:
(United Kingdom)	25,900	2,067,375
sponsored ADR	500,100	20,219,043
Bristol-Myers Squibb Co.	360,360	17,192,776
Eli Lilly & Co.	6,200	804,512
Horizon Pharma PLC (a)	80,100	2,117,043
Roche Holding AG (participation certificate)	88,816	24,473,682
		72,953,813

TOTAL HEALTH CARE		409,403,437

INDUSTRIALS - 7.1%
Aerospace & Defense - 1.4%
General Dynamics Corp.	27,800	4,705,984
Northrop Grumman Corp.	31,040	8,368,384
Raytheon Co.	12,260	2,232,301
The Boeing Co.	53,680	20,474,626
United Technologies Corp.	183,610	23,665,493
		59,446,788
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	209,077	23,362,264
Airlines - 0.3%
American Airlines Group, Inc.	386,315	12,269,364
Building Products - 0.2%
Allegion PLC	72,336	6,561,599
Construction & Engineering - 0.5%
AECOM (a)	729,565	21,646,194
Jacobs Engineering Group, Inc.	18,300	1,375,977
		23,022,171
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	330,150	14,863,353
Sunrun, Inc. (a)	1,283,335	18,043,690
Vivint Solar, Inc. (a)	1,306,570	6,493,653
		39,400,696
Industrial Conglomerates - 0.7%
3M Co.	12,470	2,591,017
General Electric Co.	1,870,900	18,690,291
Honeywell International, Inc.	57,440	9,128,365
		30,409,673
Machinery - 0.3%
Minebea Mitsumi, Inc.	306,100	4,620,421
WABCO Holdings, Inc. (a)	70,169	9,250,379
		13,870,800
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	8,372	10,614,426
Professional Services - 0.5%
Nielsen Holdings PLC	681,853	16,139,461
WageWorks, Inc. (a)	98,960	3,736,730
		19,876,191
Road & Rail - 1.0%
CSX Corp.	219,950	16,456,659
Norfolk Southern Corp.	112,230	20,974,665
Union Pacific Corp.	26,800	4,480,960
		41,912,284
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	523,055	22,674,434
Univar, Inc. (a)	65,200	1,444,832
		24,119,266

TOTAL INDUSTRIALS		304,865,522

INFORMATION TECHNOLOGY - 12.9%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	236,400	2,364,000
Jabil, Inc.	38,100	1,013,079
Samsung SDI Co. Ltd.	2,910	548,671
		3,925,750
IT Services - 1.3%
Akamai Technologies, Inc. (a)	24,900	1,785,579
Alliance Data Systems Corp.	111,100	19,440,278
Cognizant Technology Solutions Corp. Class A	106,200	7,694,190
DXC Technology Co.	49,200	3,164,052
Elastic NV	37,100	2,963,177
FleetCor Technologies, Inc. (a)	10,400	2,564,536
GoDaddy, Inc. (a)	34,800	2,616,612
Liveramp Holdings, Inc. (a)	15,300	834,921
MongoDB, Inc. Class A (a)	5,400	793,908
PayPal Holdings, Inc. (a)	100,800	10,467,072
Shopify, Inc. Class A (a)	23,700	4,892,343
		57,216,668
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	32,500	3,421,275
Applied Materials, Inc.	262,500	10,410,750
Broadcom, Inc.	39,800	11,968,258
Intel Corp.	304,300	16,340,910
Lam Research Corp.	90,100	16,128,801
MACOM Technology Solutions Holdings, Inc. (a)	480,269	8,025,295
Marvell Technology Group Ltd.	328,900	6,541,821
Microchip Technology, Inc.	21,000	1,742,160
Micron Technology, Inc. (a)	240,500	9,939,865
NVIDIA Corp.	111,400	20,002,984
NXP Semiconductors NV	172,200	15,220,758
ON Semiconductor Corp. (a)	819,705	16,861,332
Qualcomm, Inc.	318,697	18,175,290
Sanken Electric Co. Ltd.	8,200	151,970
		154,931,469
Software - 5.3%
2U, Inc. (a)	67,400	4,775,290
Adobe, Inc. (a)	59,531	15,864,416
Autodesk, Inc. (a)	86,861	13,534,681
Avast PLC (c)	434,000	1,601,391
Box, Inc. Class A (a)	11,100	214,341
Cardlytics, Inc. (a)	63,604	1,052,010
Citrix Systems, Inc.	35,318	3,519,792
Cloudera, Inc. (a)	446,576	4,885,541
Dropbox, Inc. Class A (a)	86,400	1,883,520
Kingsoft Corp. Ltd.	2,422,000	6,158,398
Microsoft Corp.	1,032,500	121,773,049
Nutanix, Inc. Class A (a)	27,900	1,052,946
Parametric Technology Corp. (a)	39,711	3,660,560
Salesforce.com, Inc. (a)	113,100	17,911,647
SurveyMonkey	879,359	16,013,127
Symantec Corp.	104,600	2,404,754
Talend SA ADR (a)	138,595	7,008,749
Totvs SA	89,000	895,603
Varonis Systems, Inc. (a)	47,200	2,814,536
Zuora, Inc.	130,100	2,605,903
		229,630,254
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	579,966	110,164,542

TOTAL INFORMATION TECHNOLOGY		555,868,683

MATERIALS - 1.8%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	37,500	7,161,000
DowDuPont, Inc.	413,277	22,031,797
Element Solutions, Inc. (a)	154,900	1,564,490
International Flavors & Fragrances, Inc.	15,200	1,957,608
LG Chemical Ltd.	7,300	2,348,525
Linde PLC	53,616	9,432,663
LyondellBasell Industries NV Class A	12,200	1,025,776
Olin Corp.	210,200	4,864,028
Sherwin-Williams Co.	1,100	473,781
The Chemours Co. LLC	225,530	8,380,695
Tronox Holdings PLC	173,200	2,277,580
Westlake Chemical Corp.	8,604	583,867
		62,101,810
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	9,700	1,951,446
Vulcan Materials Co.	23,200	2,746,880
		4,698,326
Containers & Packaging - 0.1%
Avery Dennison Corp.	11,900	1,344,700
Crown Holdings, Inc. (a)	34,300	1,871,751
		3,216,451
Metals & Mining - 0.1%
Antofagasta PLC	150,000	1,887,250
Freeport-McMoRan, Inc.	30,000	386,700
Livent Corp.	52,700	647,156
Newmont Mining Corp.	64,400	2,303,588
		5,224,694

TOTAL MATERIALS		75,241,281

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	96,800	19,075,408
Ant International Co. Ltd. Class C (d)(e)	621,699	4,016,176
Boston Properties, Inc.	49,300	6,600,284
CorePoint Lodging, Inc.	92,700	1,035,459
Corporate Office Properties Trust (SBI)	147,900	4,037,670
Crown Castle International Corp.	23,700	3,033,600
Equinix, Inc.	16,500	7,477,140
Equity Lifestyle Properties, Inc.	26,100	2,983,230
Essex Property Trust, Inc.	15,400	4,454,296
Front Yard Residential Corp. Class B	199,900	1,853,073
Outfront Media, Inc.	50,320	1,177,488
Potlatch Corp.	11,700	442,143
Prologis, Inc.	107,000	7,698,650
Public Storage	9,500	2,068,910
Simon Property Group, Inc.	7,300	1,330,133
Spirit Realty Capital, Inc.	11,880	471,992
Store Capital Corp.	47,700	1,597,950
The Macerich Co.	21,300	923,355
VEREIT, Inc.	135,500	1,134,135
VICI Properties, Inc.	103,300	2,260,204
Welltower, Inc.	85,300	6,619,280
		80,290,576
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC	101,100	1,799,580

TOTAL REAL ESTATE		82,090,156

UTILITIES - 1.9%
Electric Utilities - 1.2%
Duke Energy Corp.	15,900	1,431,000
Edison International	75,200	4,656,384
Entergy Corp.	32,800	3,136,664
Evergy, Inc.	38,825	2,253,791
Exelon Corp.	252,235	12,644,541
FirstEnergy Corp.	157,600	6,557,736
NextEra Energy, Inc.	70,551	13,638,919
PPL Corp.	202,900	6,440,046
Southern Co.	36,500	1,886,320
Vistra Energy Corp.	21,200	551,836
		53,197,237
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	58,000	2,463,840
The AES Corp.	111,200	2,010,496
		4,474,336
Multi-Utilities - 0.6%
Dominion Resources, Inc.	158,978	12,187,253
Public Service Enterprise Group, Inc.	107,000	6,356,870
Sempra Energy	56,498	7,110,838
		25,654,961

TOTAL UTILITIES		83,326,534

TOTAL COMMON STOCKS
(Cost $2,274,276,557)		2,813,853,849
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.34% to 2.41% 4/25/19 to 6/27/19 (f)
(Cost $2,212,134)	2,220,000	2,212,193
	Shares	Value

Fixed-Income Funds - 32.4%
Fidelity High Income Central Fund 2 (g)	896,828	$98,740,764
Fidelity VIP Investment Grade Central Fund (g)	12,340,784	1,294,424,781
TOTAL FIXED-INCOME FUNDS
(Cost $1,372,151,665)		1,393,165,545

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.48% (h)	98,659,307	98,679,039
Fidelity Securities Lending Cash Central Fund 2.48% (h)(i)	1,483,363	1,483,512
TOTAL MONEY MARKET FUNDS
(Cost $100,157,512)		100,162,551
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,748,797,868)		4,309,394,138
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,089,980)
NET ASSETS - 100%		$4,299,304,158

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	349	June 2019	$49,519,610	$1,264,943	$1,264,943

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,601,391 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,016,176 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,212,193.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$3,487,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$512,617
Fidelity High Income Central Fund 2	1,588,645
Fidelity Securities Lending Cash Central Fund	51,795
Fidelity VIP Investment Grade Central Fund	12,585,499
Total	$14,738,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$91,823,084	$1,588,820	$--	$--	$5,328,860	$98,740,764	10.9%
Fidelity VIP Investment Grade Central Fund	1,250,395,464	12,355,881	--	--	31,673,436	1,294,424,781	22.5%
Total	$1,342,218,548	$13,944,701	$--	$--	$37,002,296	$1,393,165,545

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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